Shareholder Report, Holdings (Details)	Feb. 28, 2025
Stringer Tactical Adaptive Risk Fund (Class A) | JPMorgan Hedged Equity Laddered Overlay ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.36%
Stringer Tactical Adaptive Risk Fund (Class A) | Technology Select Sector SPDR Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.96%
Stringer Tactical Adaptive Risk Fund (Class A) | iShares MSCI USA Quality Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.26%
Stringer Tactical Adaptive Risk Fund (Class A) | SPDR MSCI USA Strategic Factors ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.58%
Stringer Tactical Adaptive Risk Fund (Class A) | Berkshire Hathaway, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.39%
Stringer Tactical Adaptive Risk Fund (Class A) | iShares MSCI USA Momentum Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.37%
Stringer Tactical Adaptive Risk Fund (Class A) | Vanguard International Dividend Appreciation ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.34%
Stringer Tactical Adaptive Risk Fund (Class A) | iShares MSCI International Quality Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.31%
Stringer Tactical Adaptive Risk Fund (Class A) | SPDR S&P 1500 Value Tilt ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.13%
Stringer Tactical Adaptive Risk Fund (Class A) | Vanguard Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%
Stringer Tactical Adaptive Risk Fund (Class A) | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	79.50%
Stringer Tactical Adaptive Risk Fund (Class A) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	1.06%
Stringer Tactical Adaptive Risk Fund (Class A) | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	10.12%
Stringer Tactical Adaptive Risk Fund (Class A) | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	0.42%
Stringer Tactical Adaptive Risk Fund (Class A) | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	2.88%
Stringer Tactical Adaptive Risk Fund (Class A) | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	0.32%
Stringer Tactical Adaptive Risk Fund (Class A) | Commodity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.11%
Stringer Tactical Adaptive Risk Fund (Class A) | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	0.17%
Stringer Tactical Adaptive Risk Fund (Class A) | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Stringer Tactical Adaptive Risk Fund (Class A) | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.08%
Stringer Tactical Adaptive Risk Fund (Class A) | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	1.56%
Stringer Tactical Adaptive Risk Fund (Class A) | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.08%
Stringer Tactical Adaptive Risk Fund (Class C) | JPMorgan Hedged Equity Laddered Overlay ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.36%
Stringer Tactical Adaptive Risk Fund (Class C) | Technology Select Sector SPDR Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.96%
Stringer Tactical Adaptive Risk Fund (Class C) | iShares MSCI USA Quality Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.26%
Stringer Tactical Adaptive Risk Fund (Class C) | SPDR MSCI USA Strategic Factors ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.58%
Stringer Tactical Adaptive Risk Fund (Class C) | Berkshire Hathaway, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.39%
Stringer Tactical Adaptive Risk Fund (Class C) | iShares MSCI USA Momentum Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.37%
Stringer Tactical Adaptive Risk Fund (Class C) | Vanguard International Dividend Appreciation ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.34%
Stringer Tactical Adaptive Risk Fund (Class C) | iShares MSCI International Quality Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.31%
Stringer Tactical Adaptive Risk Fund (Class C) | SPDR S&P 1500 Value Tilt ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.13%
Stringer Tactical Adaptive Risk Fund (Class C) | Vanguard Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%
Stringer Tactical Adaptive Risk Fund (Class C) | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	79.50%
Stringer Tactical Adaptive Risk Fund (Class C) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	1.06%
Stringer Tactical Adaptive Risk Fund (Class C) | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	10.12%
Stringer Tactical Adaptive Risk Fund (Class C) | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	0.42%
Stringer Tactical Adaptive Risk Fund (Class C) | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	2.88%
Stringer Tactical Adaptive Risk Fund (Class C) | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	0.32%
Stringer Tactical Adaptive Risk Fund (Class C) | Commodity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.11%
Stringer Tactical Adaptive Risk Fund (Class C) | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	0.17%
Stringer Tactical Adaptive Risk Fund (Class C) | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Stringer Tactical Adaptive Risk Fund (Class C) | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.08%
Stringer Tactical Adaptive Risk Fund (Class C) | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	1.56%
Stringer Tactical Adaptive Risk Fund (Class C) | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.08%
Stringer Tactical Adaptive Risk Fund (Institutional Class) | JPMorgan Hedged Equity Laddered Overlay ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.36%
Stringer Tactical Adaptive Risk Fund (Institutional Class) | Technology Select Sector SPDR Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.96%
Stringer Tactical Adaptive Risk Fund (Institutional Class) | iShares MSCI USA Quality Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.26%
Stringer Tactical Adaptive Risk Fund (Institutional Class) | SPDR MSCI USA Strategic Factors ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.58%
Stringer Tactical Adaptive Risk Fund (Institutional Class) | Berkshire Hathaway, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.39%
Stringer Tactical Adaptive Risk Fund (Institutional Class) | iShares MSCI USA Momentum Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.37%
Stringer Tactical Adaptive Risk Fund (Institutional Class) | Vanguard International Dividend Appreciation ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.34%
Stringer Tactical Adaptive Risk Fund (Institutional Class) | iShares MSCI International Quality Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.31%
Stringer Tactical Adaptive Risk Fund (Institutional Class) | SPDR S&P 1500 Value Tilt ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.13%
Stringer Tactical Adaptive Risk Fund (Institutional Class) | Vanguard Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%
Stringer Tactical Adaptive Risk Fund (Institutional Class) | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	79.50%
Stringer Tactical Adaptive Risk Fund (Institutional Class) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	1.06%
Stringer Tactical Adaptive Risk Fund (Institutional Class) | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	10.12%
Stringer Tactical Adaptive Risk Fund (Institutional Class) | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	0.42%
Stringer Tactical Adaptive Risk Fund (Institutional Class) | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	2.88%
Stringer Tactical Adaptive Risk Fund (Institutional Class) | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	0.32%
Stringer Tactical Adaptive Risk Fund (Institutional Class) | Commodity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.11%
Stringer Tactical Adaptive Risk Fund (Institutional Class) | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	0.17%
Stringer Tactical Adaptive Risk Fund (Institutional Class) | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Stringer Tactical Adaptive Risk Fund (Institutional Class) | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.08%
Stringer Tactical Adaptive Risk Fund (Institutional Class) | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	1.56%
Stringer Tactical Adaptive Risk Fund (Institutional Class) | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.08%